OTHER DEBT – VEHICLE LOANS (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Nov. 30, 2017	Dec. 31, 2016	Feb. 29, 2024	May 31, 2025	Feb. 28, 2025	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Restructuring Cost and Reserve [Line Items]
Debt instrument, face amount						$ 31,538,346	$ 32,801,346
Long-Term Debt, Fair Value										$ 0
Proceeds from Sale of Other Assets					$ 21,000
Robotic Assistance Devices LLC [Member] | Secured Debt [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, face amount			$ 47,661	$ 47,704
Term of debt			5 years	5 years
Maturity date			Oct. 24, 2022	Nov. 09, 2021
Payment of debt interest and principal			$ 923	$ 1,019
Outstanding balance of the loan		$ 21,907
Gain (Loss) on Extinguishment of Debt		$ 3,257
Current portion vehicle loan								$ 21,578	$ 21,578
Proceeds from Sale of Other Assets	$ 18,766
Remaining asset value	5,515
Gain (Loss) on Disposition of Other Assets	13,251
Secured Long-Term Debt, Noncurrent									$ 16,944
Gain on settlement of debt	$ 38,522
Total vehicle loan					$ 38,522		$ 0